Trade and Other Receivables - Summary of Detailed Information about Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Current Receivables [Abstract]
Trade receivable	$ 351	$ 150
VAT receivable	5,272	9,982
Income tax refund receivable	1,010	3,587
Equipment loan receivable	1,000
Other receivables	281	12
Trade and other receivables	$ 7,914	$ 13,731